Other Receivables, Net (Details) - Schedule of Other receivables - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of other receivables [Abstract]
Others	$ 332
Receivables from vendors upon cancellation of concerts	13,000,000
Receivable from sale of equipment		6,819,050
Other receivables	13,000,332	6,819,050
Allowance for credit losses	(7,500,000)
Other receivables, net	$ 5,500,332	$ 6,819,050